Commitment and Contingencies - Operating Leases (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) product	Dec. 31, 2020 USD ($)
Commitment and Contingencies
Number of production facilities under operating lease | product	2
Number of administrative and research facility under operating lease | product	1
Rent expense	$ 1,200	$ 1,100
Future minimum lease commitments under non-cancelable operating leases
2022	1,175
2023	998
2024	781
2025	594
Total	$ 3,548